Consolidated statements of comprehensive income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Consolidated statements of comprehensive income
Sales of services	$ 398,331	$ 314,596	$ 271,142
Operating expenses
Cost of services (exclusive of depreciation and amortization)	229,537	185,557	157,004
Selling, general and administrative expenses	95,946	76,911	64,720
Depreciation and amortization	12,944	8,981	7,742
Loss from revaluation of contingent liability (Note 2)	922
Operating income	58,982	43,147	41,676
Other income and expenses
Interest expense, net	(1,508)	(1,277)	(2,151)
Other gain (loss), net	557	(1)	170
Gain (loss) from foreign currency exchange contract	(1,134)	(621)	886
Net foreign exchange loss	(961)	(66)	(1,263)
Income before income taxes	55,936	41,182	39,318
Income tax expense (Note 12)	(4,706)	(3,645)	(3,210)
Income from continuing operations	51,230	37,537	36,108
Income from discontinued operations			80
Net income	51,230	37,537	36,188
Net income attributable to the non-controlling interest			62
Net income attributable to the Group	51,230	37,537	36,250
Other comprehensive income, net of tax
Foreign currency translation adjustment	1,118	(1,514)	(879)
Comprehensive income	52,348	36,023	35,309
Comprehensive income (loss) attributable to the non-controlling interest	0
Comprehensive income attributable to the Group	$ 52,348	$ 36,023	$ 35,371
Basic EPS per Class A and Class B ordinary share (Note 17)
Net income attributable to the Group per ordinary share (in dollars per share)	$ 1.59	$ 1.27	$ 1.23
Weighted average ordinary shares outstanding (in shares)	32,129,355	29,662,696	29,286,348
Diluted EPS per Class A and Class B ordinary share (Note 17)
Diluted net income attributable to the Group per ordinary share (in dollars per share)	$ 1.59	$ 1.24	$ 1.22
Diluted weighted average ordinary shares outstanding	32,242,488	30,235,884	29,734,292